Consolidated statements of comprehensive income / (loss) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income / (loss)	SFr 57.7	SFr (170.2)	SFr (27.5)
Net actuarial result from defined benefit plans	4.4	0.9	(1.6)
Taxes on net actuarial result from defined benefit plans	(0.9)	(0.2)	0.3
Items that will not be reclassified to income statement	3.5	0.7	(1.3)
Exchange differences	(0.1)	(1.0)	0.0
Items that will be reclassified to income statement when specific conditions are met	(0.1)	(1.0)	0.0
Other comprehensive income / (loss), net of tax	3.4	(0.3)	(1.3)
Total comprehensive income / (loss)	SFr 61.1	SFr (170.5)	SFr (28.8)